IMPAIRMENT OF NONFINANCIAL ASSETS (Tables)	12 Months Ended
Mar. 31, 2018
Disclosure of Impairment of Assets [Abstract]
Disclosure of reconciliation of changes in goodwill

		Capitalized		ERP and		Other
	Goodwill	development	Customer	other		intangible
(amounts in millions)	(Note 20)	costs	relationships	software	Technology	assets	Total
Net book value at March 31, 2016	$556.6	$157.2	$100.7	$70.2	$17.3	$27.2	$929.2
Additions – internal development	—	37.8	—	13.1	—	—	50.9
Additions – acquired separately	—	—	0.2	—	—	0.8	1.0
Acquisition of subsidiaries	4.9	—	23.6	0.6	—	—	29.1
Amortization	—	(24.3)	(19.6)	(17.3)	(4.8)	(3.1)	(69.1)
Transfers and others	—	(2.6)	(0.4)	(0.8)	(0.8)	7.4	2.8
Exchange differences	(1.5)	0.1	1.8	—	0.3	(0.6)	0.1
Net book value at March 31, 2017	$560.0	$168.2	$106.3	$65.8	$12.0	$31.7	$944.0
Additions – internal development	—	32.5	—	14.8	—	—	47.3
Acquisition of subsidiaries (Note 3)	57.6	—	61.6	0.3	—	—	119.5
Disposal and remeasurement of
interest in investment (Note 21)	(10.9)	—	—	—	—	—	(10.9)
Amortization	—	(25.8)	(20.0)	(16.2)	(2.5)	(3.8)	(68.3)
Transfers and others	—	(1.0)	(0.1)	0.3	—	(1.1)	(1.9)
Exchange differences	18.8	(0.2)	6.7	(0.1)	(0.3)	1.0	25.9
Net book value at March 31, 2018	$625.5	$173.7	$154.5	$64.9	$9.2	$27.8	$1,055.6

		Capitalized		ERP and		Other
		development	Customer	other		intangible
	Goodwill	costs	relationships	software	Technology	assets	Total
Cost	$560.0	$276.0	$202.9	$171.4	$50.7	$55.6	$1,316.6
Accumulated amortization	—	(107.8)	(96.6)	(105.6)	(38.7)	(23.9)	(372.6)
Net book value at March 31, 2017	$560.0	$168.2	$106.3	$65.8	$12.0	$31.7	$944.0
Cost	$625.5	$306.8	$273.8	$186.2	$49.7	$54.4	$1,496.4
Accumulated amortization	—	(133.1)	(119.3)	(121.3)	(40.5)	(26.6)	(440.8)
Net book value at March 31, 2018	$625.5	$173.7	$154.5	$64.9	$9.2	$27.8	$1,055.6
The carrying amount of goodwill allocated to the Company's CGUs per operating segment is as follows:

Civil Aviation		Defence
Training Solutions		and Security	Healthcare	Total
Net book value at March 31, 2016	$197.6	$216.9	$142.1	$556.6
Acquisition of subsidiaries	3.3	1.6	—	4.9
Exchange differences	(6.9)	2.0	3.4	(1.5)
Net book value at March 31, 2017	$194.0	$220.5	$145.5	$560.0
Acquisition of subsidiaries (Note 3)	57.6	—	—	57.6
Disposal and remeasurement of interest in investment (Note 21)	(10.9)	—	—	(10.9)
Exchange differences	26.1	(3.0)	(4.3)	18.8
Net book value at March 31, 2018	$266.8	$217.5	$141.2	$625.5